SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reportable segments [member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	$ 25,754,473	$ 19,259,492
Cost of revenue	(21,486,338)	(16,881,818)
Other income	814,457	1,212,936
Selling and marketing expenses	(1,562,277)	(133,977)
General and administrative expenses	(7,107,000)	(2,601,764)
Other expenses	(31,918)	(26,029)
Finance cost	(367,270)	(191,142)
Change in fair value of warrant liability	(24,075)	55,125
Impairment loss on intangible asset	(4,063,000)
Income tax expenses	(123,038)	(90,837)
Segment profit/(loss)	(8,195,986)	601,986
Reportable segments [member] | IFM services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	14,458,114	11,372,886
Cost of revenue	(12,642,786)	(10,282,219)
Other income	619,491	2,960
Selling and marketing expenses	(44,011)	(31,226)
General and administrative expenses	(2,880,204)	(321,064)
Other expenses	(19,964)	(148)
Finance cost	(301,581)	0
Change in fair value of warrant liability	0	0
Impairment loss on intangible asset	0
Income tax expenses	(43,972)	(44,795)
Segment profit/(loss)	(854,913)	696,394
Reportable segments [member] | Manpower And Outsourcing Services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	9,578,180	7,886,606
Cost of revenue	(7,974,014)	(6,599,599)
Other income	99,646	47,725
Selling and marketing expenses	(102,815)	(83,650)
General and administrative expenses	(894,279)	(1,055,371)
Other expenses	(11,954)	0
Finance cost	(57,933)	(77,818)
Change in fair value of warrant liability	0	0
Impairment loss on intangible asset	0
Income tax expenses	(58,715)	(46,042)
Segment profit/(loss)	578,116	71,852
Reportable segments [member] | Unallocated [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	1,718,179	0
Cost of revenue	(869,538)	0
Other income	95,320	0
Selling and marketing expenses	(59,380)	0
General and administrative expenses	(612,822)	0
Other expenses	0	0
Finance cost	(7,038)	0
Change in fair value of warrant liability		0
Impairment loss on intangible asset	(4,063,000)
Income tax expenses	(20,351)	0
Segment profit/(loss)	(3,818,630)	0
Reportable Segments [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	0	0
Cost of revenue	0	0
Other income	0	1,162,251
Selling and marketing expenses	(1,356,071)	(19,101)
General and administrative expenses	(2,719,695)	(1,225,328)
Other expenses	0	(25,881)
Finance cost	(718)	(113,324)
Change in fair value of warrant liability	(24,075)	55,125
Impairment loss on intangible asset	0
Income tax expenses	0	0
Segment profit/(loss)	$ (4,100,559)	$ (166,260)